Qualitative and quantitative information on financial risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 3,614	€ 3,140
Trade and other receivables	€ 8,672	8,553
Credit risk
Disclosure of credit risk exposure [line items]
Receivables from financing activities		3,140
Trade and other receivables		5,413
Credit risk | Current
Disclosure of credit risk exposure [line items]
Receivables from financing activities		46
Trade and other receivables		271
Credit risk | Later Than One Month
Disclosure of credit risk exposure [line items]
Receivables from financing activities		21
Trade and other receivables		233
Credit risk | Expected credit losses individually assessed
Disclosure of credit risk exposure [line items]
Receivables from financing activities		5
Trade and other receivables		15
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 704	1,010
Currency risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Currency risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Interest rate risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in market interest rate	€ 83	71
Interest rate risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in exchange rates	€ 25	27
Commodity price risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 91	€ 51